Client Name:
Client Project Name:	BRAVO 2022-NQM3
Start - End Dates:	3/25/2015 - 6/14/2022
Deal Loan Count:	332

Conditions Report 2.0

Loans in Report:	332
Loans with Conditions:	240

148 - Total Active Conditions
5 - Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
4 - Compliance Review Scope
4 - Category: TILA/RESPA Integrated Disclosure
143 - Non-Material Conditions
116 - Credit Review Scope
48 - Category: Application
3 - Category: Assets
24 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
3 - Category: Insurance
2 - Category: Legal Documents
22 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property
24 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Federal Consumer Protection
1 - Category: RESPA
3 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
2 - Category: State Rate Spread
12 - Category: TILA/RESPA Integrated Disclosure
332 - Total Satisfied Conditions

73 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
12 - Category: Application
5 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: DTI
7 - Category: Income/Employment
7 - Category: Insurance
5 - Category: Legal Documents
31 - Category: Terms/Guidelines
138 - Property Valuations Review Scope
112 - Category: Appraisal
3 - Category: FEMA
23 - Category: Value
121 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
10 - Category: Compliance Manual
2 - Category: Documentation
2 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
2 - Category: Finance Charge Tolerance
6 - Category: RESPA
1 - Category: Right of Rescission
92 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

4 - Credit Review Scope
1 - Category: Income/Employment
1 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure

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